Maturity of Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2024
Disclosure of maturity analysis for derivative financial liabilities [abstract]
Maturity of Financial Assets and Liabilities	MATURITY OF FINANCIAL ASSETS AND LIABILITIES
As of December 31, 2024 and 2023, the detail of the maturities of assets and liabilities is as follows:

As of December 31, 2024	On Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial assets
Cash and deposits in banks	2,695,560	-	-	-	-	-	-	2,695,560
Cash items in process of collection	572,552	-	-	-	-	-	-	572,552
Financial assets for trading at FVTPL
Financial derivative contracts and hedge contracts (1)	-	701,349	748,363	2,088,541	3,378,110	2,105,419	4,131,616	13,153,398
Debt financial instruments	-	-	642	-	139,231	108,429	81,025	329,327
Financial assets at FVOCI
Debt financial instruments	-	696,961	204	504,208	370,657	426,511	688,944	2,687,485
Other financial instruments	391	2,687	5,374	20,967	27,253	3,689	15,706	76,067
Financial assets at amortised cost (2)
Rights under repurchase agreements	-	153,135	-	-	-	-	-	153,135
Debt financial instruments	-	-	-	-	639,842	4,252,887	284,350	5,177,079
Interbank loans	30	31,170	82	-	-	-	-	31,282
Loans and account receivable from customers	797,619	3,457,842	3,065,963	5,530,713	8,692,531	4,710,139	15,037,754	41,292,561
Guarantee deposits (margin accounts)	1,847,101	-	-	-	-	-	-	1,847,101
Total financial assets	5,913,253	5,043,144	3,820,628	8,144,429	13,247,624	11,607,074	20,239,395	68,015,547
Financial liabilities
Cash items in process of being cleared	497,110	-	-	-	-	-	-	497,110
Financial liabilities for trading at FVTPL								-
Financial derivative contracts and hedge contracts (1)	-	572,712	722,143	1,914,050	3,734,434	2,067,825	4,042,254	13,053,418
Financial liabilities at amortised cost								-
Deposits and other demand liabilities	14,260,609	-	-	-	-	-	-	14,260,609
Time deposits and other time liabilities	286,207	7,900,056	4,047,333	4,369,825	464,268	371	30,565	17,098,625
Obligations under repurchase agreements	-	276,588	-	-	-	-	-	276,588
Interbank borrowings	44,803	482,959	368,147	2,469,277	868,932	-	103,829	4,337,947
Issued debt instruments (3)	-	771,983	295,713	1,578,811	2,320,666	1,168,681	1,997,421	8,133,275
Other financial liabilities	-	200,541	-	-	-	-	-	200,541
Lease liabilities	-	-	-	12,685	24,210	15,583	14,404	66,882
Guarantees received (margin accounts)	1,832,345	-	-	-	-	-	-	1,832,345
Total financial liabilities	16,921,074	10,204,839	5,433,336	10,344,648	7,412,510	3,252,460	6,188,473	59,757,340
(1)Includes derivative contracts for trading purposes and hedge derivatives contracts.
(2)Debt financial instruments, Interbank loans and loans and accounts receivable from customer are presented on a gross basis, the related allowance are Ch$1,074, Ch$(1) and Ch$(1,192,689) million, respectively.
(3)Includes Subordinated bonds for MCh$1,910,697 which is presented as Regulatory capital financial instruments.
NOTE 23 - MATURITY OF FINANCIAL ASSETS AND LIABILITIES, continued

As of December 31, 2023	On Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial assets
Cash and deposits in banks	2,723,282	-	-	-	-	-	-	2,723,282
Cash items in process of collection	812,524	-	-	-	-	-	-	812,524
Financial assets for trading at FVTPL
Financial derivative contracts and hedge contracts (1)	-	383,845	807,016	1,548,923	3,046,056	1,413,070	3,526,105	10,725,015
Debt financial instruments		211	-	2,275	31,031	1,432	63,359	98,308
Financial assets at FVOCI
Debt financial instrument	-	2,277,301	10,319	319	668,856	491,471	1,087,759	4,536,025
Other financial instruments	-	-	-	66,685	13,566	19,692	5,439	105,382
Financial assets at amortised cost (2)
Debt financial instruments	-	-	-	3,724,781	4,453,843			8,178,624
Interbank loans	49	68,391						68,440
Loans and account receivable from customers	872,591	3,304,077	3,178,674	5,552,061	8,293,975	4,666,845	14,875,223	40,743,446
Guarantee deposits (margin accounts)	2,238,900							2,238,900
Total financial assets	6,647,346	6,033,825	3,996,009	10,895,044	16,507,327	6,592,510	19,557,885	70,229,946
Financial liabilities
Cash items in process of being cleared	775,082							775,082
Financial liabilities for trading at FVTPL
Financial derivative contracts and hedge contracts (1)	-	376,279	1,170,614	2,443,279	3,056,317	1,526,321	3,415,532	11,988,342
Financial liabilities at amortised cost
Deposits and other demand liabilities	13,537,826	-	-	-	-	-	-	13,537,826
Time deposits and other time liabilities	328,242	7,999,764	3,689,743	3,950,166	138,320	3,364	28,343	16,137,942
Obligations under repurchase agreements	-	282,483	101	-	-	-	-	282,584
Interbank borrowings	18,220	42,730	4,006,532	5,821,216	304,384	173,417	-	10,366,499
Issued debt instruments (3)	-	291,687	285,923	1,272,427	3,183,069	1,314,205	3,467,672	9,814,983
Other financial liabilities	-	296,095	-	-	164	14	-	296,273
Lease liabilities	-	-	-	20,716	37,446	22,913	23,441	104,516
Guarantees received (margin accounts)	1,081,226	-	-	-	-	-	-	1,081,226
Total financial liabilities	15,740,596	9,289,038	9,152,913	13,507,804	6,719,700	3,040,234	6,934,988	64,385,273
(1)Includes derivative contracts for trading purposes and hedge derivatives contracts.
(2)Debt financial instruments, Interbank loans and loans and accounts receivable from customer are presented on a gross basis, the related allowance are Ch$1,729, Ch$(2) and Ch$(1,149,989) million, respectively.
(3)Includes Subordinated bonds for MCh$1,813,938 which is presented as Regulatory capital financial instruments.